                 SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE NEW YORK MUNICIPAL FUND

The following information supersedes certain information in the fund's Common Class Prospectus and Statement of Additional Information.

Gregg M. Diliberto now serves as the Portfolio Manager of the fund. Patrick A. Bittner no longer serves as Co-Portfolio Manager of the fund.

Dated: April 16, 2002                                              WPBDF-16-0402

                    SUPPLEMENT TO THE CLASS A PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                     CREDIT SUISSE NEW YORK MUNICIPAL FUND

The following information supersedes certain information in the fund's Class A Prospectus and Statement of Additional Information.

Gregg M. Diliberto now serves as the Portfolio Manager of the fund. Patrick A. Bittner no longer serves as Co-Portfolio Manager of the fund.

Dated: April 16, 2002                                              CSNYA-16-0402